Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 17 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

a.	Transactions with related parties:

1)	Composed as follows:

	Year ended on December 31,
	2023	2022	2021
	USD in thousands

Compensations to key officers (1)	1,746	1,784	1,241
Compensations to directors (2)	1,525	837	733
Directors’ and officers’ insurance	771	846	788
Consultant services (3)	180	218	-
Interest and discount amortizations of loans from Jeffs’ Brands related parties (4)	-	42	172
Finance expense on Screenz payable balance (note 4D)	-	212	169
Compensation to member of senior management of Gix Internet (5)	188	34	-
Eventer sales and marketing expenses to Keshet (note 4D)	-	165	279
Eventer revenues from related parties	-	-	23
Eventer general and administrative expenses to Screenz	-	41	13
Jeffs’ Brands cost of revenues from related parties (6)	545	-	-
Jeffs’ Brands income from related parties (7)	255	-	-
Jeffs’ Brands revenue sharing payment (8)	17	-	-
Management fees from Parazero included in other income (note 4L)	50	-	-
Other income from credit line to Parazero (note 4L)	40	-	-

(1)	Includes granted options benefit in the aggregated amount of USD 80 thousand, USD 263 thousand and USD 583 thousand for the years ended December 31, 2023, 2022 and 2021, respectively and provision of bonus of approximately USD 145 thousand and USD 308 thousand, for each of the years ended December 31, 2023, and 2022, respectively. Also, includes grant of restricted share units (RSUs) in the aggregated amount of USD 112 thousand for the year ended December 31, 2023.

(2)	Includes granted options benefit in the aggregated amount of USD 165 thousand, USD 81 thousand and USD 195 thousand for the years ended December 31, 2023, 2022 and 2021, respectively and provision and payments of bonus of approximately USD 119 thousand, USD 77 thousand and USD 86 thousand for the years ended December 31, 2023, 2022 and 2021, respectively. Also, includes grant of restricted share units (RSUs) in the aggregated amount of USD 193 thousand for the year ended December 31, 2023.

(3)	Includes consulting fees to Pure Capital who is a related party of the Company’s subsidiary Jeffs’ Brands.

(4)	Includes interest and discount amortizations of loans to related parties of the Company’s subsidiary Jeffs’ Brands.

(5)	Compensation to Cortex’s CTO, a related party of Gix Internet.

(6)	Includes inventory storage expenses to Pure NJ Logistics LLC who is a related party of the Company’s subsidiary Jeffs’ Brands. See note 4E.

(7)	Includes consulting income and a one-time signing bonus from SciSparc Nutraceuticals who is a related party of the Company’s subsidiary Jeffs’ Brands. See note 4E.

(8)	Includes revenue sharing to Pure Capital who is a related party of the Company’s subsidiary Jeffs’ Brands.

a.	Transactions with related parties: (continued)

2)	Indemnification, exemption and insurance for directors and officers of the Company

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.

The Company has a liability for insurance of directors and officers covering all of the Company’s directors and officers. The Company currently has directors’ and officers’ liability insurance providing total coverage of USD 4 million in aggregate for the benefit of all of the Company directors and officers, in respect of which the Company are charged a Seventeen month premium of USD  191,250, and which includes a deductible of up to USD 300,000 per claim, other than securities related claims filed in the United States or Canada, for which the deductible will not exceed USD 1 million.

3)	Transactions

a.	On March 22, 2023, Jeffs’ Brands entered into a consulting agreement with SciSparc Nutraceuticals. See note 4E.

b.

In March 2023, Jeffs’ Brands paid Pure Capital USD 352 thousand in accordance with the consultant agreement in relation to the two purchases of Fort and SciSparc Nutraceuticals. The consultancy fees were recorded as part of the investments in Fort and SciSparc Nutraceuticals.

c.	On July 20, 2023, Viewbix Inc. granted 51,020 RSUs to Viewbix’s Inc. Chief Executive Officer (“CEO”).

d.	On August 7, 2023, the Company’s shareholders approved during the general meeting the re-election of Mr. Eli Cohen to serve as a director of the Company, a grant of RSUs to the Company’s Chief Executive Officer, Chief Financial Officer, the Company’s Directors, employees and to an advisor.

b.	Balances with related parties:

(1)	Current assets under related parties section:

	December 31,	December 31,
	2023	2022
	USD in thousands

Advances to Pure Logistics (related party of Jeffs’ Brands) (note 4E)	-	228
Other receivables (a related party of Gix Internet) (note 4F)	53	60
Other receivables (a related party of Eventer) (note 4D)	6	10
	59	298

(2)	Current assets under loans to associates section:

	December 31,	December 31,
	2023	2022
	USD in thousands

Loan to Zig Miami 54 (note 4G)	1,545	-
Loan to Laminera (note 4M)	-	93
Loan to Polyrizon (note 4M)	77	-
Loan to Revoltz (note 4I)	62	62
Credit line to Parazero (note 4L)	-	391
	1,684	546

(3)	Current assets under loans to others section:

	December 31,	December 31,
	2023	2022
	USD in thousands

Loan to Metagramm (note 4O)	250	-
	250	-

(4)	Current Liabilities:

	December 31,
	2023	2022
	USD in thousands

Compensation to key management personnel (*)	681	649
Other payable dividend to related parties of Gix Internet	-	284
Other accrued expenses to related parties of Jeffs’ Brands	216	-
Other accrued expenses to related parties of Gix Internet	6	-
Other accrued expenses to related parties of Eventer	6	122
	909	1,055

*	Compensation to key management:

	December 31,
	2023	2022
	USD in thousands

Directors’ fees	322	496
Payroll, provision for bonus and for termination of employment	359	153
	681	649

(5)	Non-Current Liabilities:

	December 31,
	2023	2022
	USD in thousands

Loans from related parties of Viewbix Ltd. (note 4F)	187	-
	187	-

c.	As to options and RSUs granted to related parties, see notes 14c and 14e.